Deferred grants	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deferred grants
27.	Deferred grants

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
At January 1	541,610	424,140	61,011
Received during the year	50,582	186,993	26,898
Grant disbursed to partner of joint project	(16,270)	(13,243)	(1,905)
Released to consolidated statement of profit or loss	(151,782)	(108,102)	(15,550)

At December 31	424,140	489,788	70,454

Current (Note 22)	12,482	13,404	1,928
Non-current	411,658	476,384	68,526

	424,140	489,788	70,454

The government grant that have been received in PRC was to support and fund Yuchai’s production facilities, research and development activities for product innovations and developments.